Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade and other payables
	Year ended December 31,
Group	2021	2020
	$000	$000
Trade payables	4,406	3,366
Accruals	1,775	2,224
	6,181	5,590